Goodwill, Intangible Assets and In-Process Revenue Contracts - Carrying Amount of Goodwill for Company's Reportable Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2014
Goodwill [Roll Forward]
Goodwill, Beginning balance	$ 168,571
Goodwill acquired	8,059
Goodwill, Ending balance	176,630
Goodwill	168,571	$ 168,571
Teekay Offshore [Member]
Goodwill [Roll Forward]
Goodwill, Beginning balance	132,940
Goodwill acquired	0
Goodwill, Ending balance	132,940
Goodwill	132,940	132,940
Liquefied Gas Segment [Member] | Teekay LNG [Member]
Goodwill [Roll Forward]
Goodwill, Beginning balance	35,631
Goodwill acquired	0
Goodwill, Ending balance	35,631
Goodwill	35,631	35,631
Conventional Tanker Segment [Member]
Goodwill [Roll Forward]
Goodwill, Beginning balance	0
Goodwill acquired	8,059
Goodwill, Ending balance	8,059
Goodwill	$ 0	$ 0